Corporate Information	12 Months Ended
Dec. 31, 2019
Disclosure of general information about financial statements [text block] [Abstract]
Disclosure of general information about financial statements [text block]
1.	Corporate information

Cementos Pacasmayo S.A.A. (hereinafter “the Company”) was incorporated in 1957 and, under the Peruvian General Corporation Law, is an open stock corporation, its shares are listed in the Lima and New York Stock Exchanges. The Company is a subsidiary of Inversiones ASPI S.A., which held 50.01 percent of the Company’s common shares as of December 31, 2019 and 2018. The Company’s registered address is Calle La Colonia No.150, Urbanización El Vivero, Santiago de Surco, Lima, Peru.

The Company’s main activity is the production and marketing of cement, precast, concrete and quicklime in La Libertad region, in the North of Peru.

The issuance of the consolidated financial statements of the Company and its subsidiaries (hereinafter “the Group”) for the year ended December 31, 2019 was authorized by the Company’s Audit Committee, delegated by the Board of Directors, on April 29, 2020. The consolidated financial statements as of December 31, 2018 and for the year ended that date were approved by the General Shareholders’ Meeting on March 11, 2019.

As of December 31, 2019 and 2018, the consolidated financial statements comprised the financial statements of the Company and its subsidiaries: Cementos Selva S.A. and subsidiaries, Distribuidora Norte Pacasmayo S.R.L. and subsidiary, Empresa de Transmisión Guadalupe S.A.C., Salmueras Sudamericanas S.A. and Calizas del Norte S.A.C. (in liquidation). As of the date of the consolidated financial statements, the Company maintained a 100 percent interest in all of its subsidiaries.

The main activities of the subsidiaries incorporated in the consolidated financial statements are described as follows:

-	Cementos Selva S.A. is engaged in production and marketing of cement and other construction materials in the northeast region of Peru. Also, it holds 100 percent of the shares in Dinoselva Iquitos S.A.C. (a cement and construction materials distributor in the north of Peru, which also produces and sells precast, cement bricks and ready-mix concrete) and in Acuícola Los Paiches S.A.C. (a fish farm entity).

-	Distribuidora Norte Pacasmayo S.R.L. is mainly engaged in selling cement produced by the Company. Additionally, it produces and sells precast, cement bricks and ready-mix concrete. In May 2017, it created Prefabricados del Pacífico S.A.C. (a company dedicated to the production and commercialization of cement bricks in northern Peru, which as of the date of this report has not started operations).

-	Empresa de Transmisión Guadalupe S.A.C. is mainly engaged in providing electric energy transmission services to the Company.

-

Salmueras Sudamericanas S.A. (“Salmueras”) was engaged in the exploration of a brine project located in the northern region of Peru. In December 2017, the Company decided not to continue with the activities related to this project, as explained in note 1.4 of the consolidated financial statements. As of December 31, 2017, Quimpac S.A. held a participation of 25.1% of the common shares of this entity. As of December 31, 2018 and during 2019, Quimpac held no common shares of this entity.

-	Calizas del Norte S.A.C. (in liquidation). On May 31, 2016, the Company decided to liquidate the subsidiary Calizas del Norte S.A.C.

-	Soluciones Takay S.A.C., an entity constituted on March 29, 2019 whose corporate purpose is to provide advisory services and information, promotion, acquisition, intermediation services for the management and development of real estate projects by natural and/or legal persons.

The table presented below shows the summary of the main captions of the audited financial statements of the subsidiaries controlled by the Group as of December 31, 2019, 2018 and 2017:

	Assets		Liabilities		Net equity		Net income (loss)
Entity	2019	2018	2019	2018	2019	2018	2019	2018	2017
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cementos Selva S.A. and subsidiaries	279,818	240,844	41,506	30,149	238,312	210,695	27,713	24,261	37,467
Distribuidora Norte Pacasmayo S.R.L. and subsidiary	326,949	308,158	184,904	178,905	142,045	129,253	13,108	4,867	(220)
Empresa de Transmisión Guadalupe S.A.C.	46,068	41,971	4,941	846	41,127	41,125	588	386	124
Salmueras Sudamericanas S.A., note 1.3	213	46	35	674	178	(628)	(94)	(2,620)	(50,942)
Calizas del Norte S.A.C. (in liquidation)	694	703	2	-	692	703	(11)	(3)	(121)
Soluciones Takay S.A.C.	2,120	-	2,588	-	(468)	-	(1,674)	-	-
Fosfatos del Pacífico S.A., note 1.2	-	-	-	-	-	-	-	-	(1,216)

1.1	Business combination –

On October 5, 2018, Distribuidora Norte Pacasmayo S.R.L. acquired certain assets of a third party through the disbursement of US$12,335,000.

The assets´ purchase was classified as the acquisition of a business in accordance with the IFRS 3 “Business Combinations” and was recorded under the “Acquisition” method reflecting their fair values at the purchase date in accordance with IFRS 3. These values were recorded in the separate financial statements of Distribuidora Norte Pacasmayo S.R.L. as of that date, as well as the resulting goodwill. The carrying amounts and fair values of the assets identified as of the acquisition date were as follows:

Fair value
S/(000)

Inventories	6,849
Machinery and equipment	2,749
Brand and other intangibles, note 11 (c)	25,152
Deferred income tax asset	1,866
36,616

Goodwill, note 12	4,459

Total assets acquired	41,075

The methodology used to determine the fair values at the acquisition date for each of the items evaluated are the following:

(i)	Inventories -

The fair value corresponded to the estimated sale price, less the estimated costs to carry out the sale.

(ii)	Fixed assets -

For the determination of the fair value of the fixed assets, technical reports prepared by an independent appraiser were used.

(iii)	Brand and other intangibles -

The fair values of identifiable intangible assets at the acquisition date were determined using the income approach, based on the present value of the gains attributable to the asset or costs avoided as a result of owning the asset. Under this approach, the fair value of intangible assets is determined through the methodology of discounted future cash flows using the rate of return that considers the relative risk of obtaining cash flows and the value of money over time.

The methods used by the Management of the Company to estimate the fair values of the intangible assets identified at the acquisition date were the “With / Without Method” (WWM) which estimates the value of the intangible as the differential between the value of the cash flows with and without the intangible asset, after discounting the returns for all the assets that contribute to the flow and the “Relief from Royalty” (RFR) method, which estimates the cash flows that the company saves for the payment of royalties that it would do if it did not have its own brand.

(iv)	Goodwill -

Goodwill comprises the fair value of the expected synergies that the Company expects to obtain when acquiring the assets. This goodwill is recorded at cost and corresponds to excess of the cost of acquisition (consideration transferred) and the fair value of the identifiable assets, including the brand and other intangible assets.

1.2	Spin-off project -

On September 2016, the Company’s General Shareholders’ Meeting approved a spin-off of a portion of net assets (composed by the assets and liabilities related to the Company’s interest in Fosfatos del Pacífico S.A.) in favor of Fossal S.A.A. (enterprise created as a subsidiary of Inversiones ASPI S.A.). The purpose of the spin-off project was to allocate the assets and liabilities of the Company in accordance with the specialization of each business, creating greater flexibility for shareholders and greater clarity in long-term operations.

The spin-off contemplated that for each common and investment share of Cementos Pacasmayo S.A.A., the shareholders would receive approximately 0.20 common shares of Fossal S.A.A. and approximately 0.80 common shares of Cementos Pacasmayo S.A.A.

On March 1, 2017, the spin-off was consummated; consequently, capital stock, investment shares, additional capital and legal reserve of the Company decreased by S/107,593,000, S/10,224,000, S/118,569,000 and S/36,957,000, respectively. The related non-controlling interest was reduced in the amount of S/100,357,000.

On the other hand, as of the date of the spin-off’s consummation, part of the investment shares transferred to Fossal S.A.A. were owned by Cementos Pacasmayo S.A.A. (treasury shares). As a consequence, the Company received 9,148,373 investment shares of Fossal S.A.A. The transactions were recorded with a debit to financial instruments designated at fair value through other comprehensive income, for an amount of S/21,206,000 and a credit to equity for S/23,459,000. The difference between the financial and tax value of those investments generated a deferred income tax asset of S/2,253,000, see note 9.

The results from discontinued operations are presented in the consolidated statement of profit or loss, in a single line as a post-tax result from discontinued operations, related to the net losses generated by Fosfatos del Pacífico S.A. (net of intercompany eliminations), were presented as “net loss of discontinued operations” for the year 2017 and amounted to S/754,000.

As of March 1, 2017, the assets and liabilities transferred of Fosfatos del Pacífico S.A. (net of intercompany eliminations), mainly comprise the following:

S/(000)

Assets -
Cash and cash equivalents	34,178
Accounts receivable from related parties	5,822
Inventories	2,694
Income tax prepayments	3,892
Other current assets	5,126
Other receivables non- current	50,200
Property, plant and equipment, net	204,975
Exploration and evaluation assets	52,578
Deferred income tax assets	23,173

382,638

Liabilities and equity -
Trade and other payables	8,938
Capital stock	107,593
Investment shares	10,224
Additional paid-in capital	118,569
Other reserves	36,957
Non-controlling interest	100,357

382,638

1.3	Impairment on brine project -

In 2017, the Company decided to prioritize its investments in the development of products related to the manufacture and sale of cement and constructive solutions; therefore, the disposal of investments that are not in line with the strategic plan has been approved.

As a result of this decision, the Company has decided not to continue with the brine project recording a charge to results related to the impairment on the assets of this project amounted to S/47,582,000, which is presented in the item “impairment on subsidiary investment” in the consolidated statement the profit or loss of the year 2017.

The impairment was attributed to the equity holders of the parent and to the non-controlling interest for the amounts of S/25,444,000 and S/11,988,000, respectively, net of deferred income tax amounting to S/10,150,000.

On the other hand, non-controlling interest made contributions during 2018 and 2017 amounted to S/1,405,000 and S/491,000, respectively, and were presented in the consolidated statement of changes in equity as “contributions from non-controlling interest”. It should be noted that the contribution made by the non-controlling interest in 2018 was originated by the payment of certain penalties corresponding to the concessions contributed in previous years by the non-controlling interest.